Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Finance Lease Receivable
	December 31,	December 31,
	2015	2014
Minimum lease payments receivable	$42,526	$—
Unearned income	(12,204)	—

Net finance lease receivables	$30,322	$—

Current	$12,518	$—
Noncurrent	17,804	—

Schedule of Future Maturities of Minimum Lease Payments Receivable	As at December 31, 2015, future maturities of minimum lease payments receivable are as follows
USD
2016	12,518
2017	1,653
2018	1,620
2019	1,750
2020	1,747
Thereafter	11,034

$30,322